Restricted Net Assets - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	¥ 334,033	$ 50,458	¥ 133,210		¥ 137,750
Cash flows from investing activities	(14,631)	(2,210)	(43,439)		(95,128)
Proceeds from issuance of ordinary shares from IPO	180,677	27,293
Cash flows from financing activities	185,606	28,038	(5,709)		14,180
Effect of exchange rate changes	11,917	3,732	(4,420)		(3,145)
Net change in cash and cash equivalents	516,925	80,018	79,642		53,657
Cash, cash equivalents, and restricted cash at beginning of the year	188,385	29,161	108,743		55,086
Cash, cash equivalents, and restricted cash at end of the year	705,310	$ 109,179	188,385	$ 29,161	¥ 108,743
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	0
Investment in subsidiaries	(180,677)			(27,293)
Cash flows from investing activities	(180,677)			(27,293)
Proceeds from issuance of ordinary shares from IPO	180,677			27,293
Cash flows from financing activities	180,677			$ 27,293
Effect of exchange rate changes	0
Net change in cash and cash equivalents	0
Cash, cash equivalents, and restricted cash at beginning of the year	0
Cash, cash equivalents, and restricted cash at end of the year	¥ 0		¥ 0